Risk information - Effect of credit risk mitigation (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2021	Dec. 31, 2020
Risk information
Hedged exposures	kr 180.6	kr 173.2
Unhedged exposures	191.9	186.3
Gross exposure	372.5	359.5
Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	180.6	173.2
Unhedged exposures	124.3	130.5
Gross exposure	304.9	303.7
Central governments
Risk information
Hedged exposures	165.6	157.1
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.1
Central governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	165.6	157.1
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	154.6	146.6
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	154.6	146.6
Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	7.5	7.5
Central governments | Guarantee | Guarantees by other export credit agencies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	7.5	7.5
Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	3.5	3.0
Central governments | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	3.5	3.0
Regional governments
Risk information
Hedged exposures	3.6	4.3
Regional governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	3.6	4.3
Multilateral development banks
Risk information
Hedged exposures	0.4	0.4
Multilateral development banks | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	0.4	0.4
Financial institutions
Risk information
Hedged exposures	5.8	7.9
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.6
Financial institutions | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	5.8	7.9
Financial institutions | Guarantee
Risk information
Hedged exposures	5.8	7.9
Financial institutions | Guarantee | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	5.8	7.9
Corporates
Risk information
Hedged exposures	5.2	3.5
Unhedged exposures - hedge issuer in same group as counterparty	22.8	26.1
Corporates | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	5.2	3.5
Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	0.7	0.6
Corporates | Credit insurance from insurance companies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	0.7	0.6
Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	4.5	2.9
Corporates | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	4.5	2.9
Central governments
Risk information
Hedged exposures	71.3	56.8
Unhedged exposures	20.0	28.1
Gross exposure	91.3	84.9
Central governments | Central governments
Risk information
Hedged exposures	70.9	56.8
Central governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	70.4	56.1
Central governments | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures		0.7
Central governments | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	0.5
Central governments | Financial institutions
Risk information
Hedged exposures	0.1	0.0
Central governments | Financial institutions | Guarantee
Risk information
Hedged exposures	0.1	0.0
Central governments | Corporates
Risk information
Hedged exposures	0.3
Central governments | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	0.3
Regional governments
Risk information
Hedged exposures	1.6	1.4
Unhedged exposures	10.4	7.9
Gross exposure	12.0	9.3
Regional governments | Central governments
Risk information
Hedged exposures	1.6	1.4
Regional governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	1.6	1.4
Multilateral development banks
Risk information
Unhedged exposures	2.6	3.1
Gross exposure	2.6	3.1
Public sector entity
Risk information
Unhedged exposures	5.4	4.3
Gross exposure	5.4	4.3
Financial institutions
Risk information
Hedged exposures	2.5	4.0
Unhedged exposures	36.6	23.0
Gross exposure	39.1	27.0
Financial institutions | Regional governments
Risk information
Hedged exposures	2.4	4.0
Financial institutions | Financial institutions
Risk information
Hedged exposures	0.1
Financial institutions | Financial institutions | Guarantee
Risk information
Hedged exposures	0.1
Corporates
Risk information
Hedged exposures	105.2	111.0
Unhedged exposures	116.9	119.9
Gross exposure	222.1	230.9
Corporates | Central governments
Risk information
Hedged exposures	93.1	98.9
Corporates | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	82.6	89.1
Corporates | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	7.5	6.8
Corporates | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	3.0	3.0
Corporates | Regional governments
Risk information
Hedged exposures	1.2	0.3
Corporates | Multilateral development banks
Risk information
Hedged exposures	0.4	0.4
Corporates | Financial institutions
Risk information
Hedged exposures	5.6	7.9
Corporates | Financial institutions | Guarantee
Risk information
Hedged exposures	5.6	7.9
Corporates | Corporates
Risk information
Hedged exposures	4.9	3.5
Corporates | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	0.7	0.6
Corporates | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	kr 4.2	kr 2.9